Statements of Changes In Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2021	$ 9	$ 2,866,648	$ (3,213,690)	$ (347,036)	$ (66,971)	$ (414,007)
Balance, shares at Dec. 31, 2021	959,300
Share issuance for cash, net of transaction costs	$ 2	1,712,561		1,712,564		1,712,564
Share issuance for cash, net of transaction costs, shares	192,500
Stock compensation expenses	$ 1	141,730		141,731		141,731
Stock compensation expense, shares	14,123
Stock issued to settle accounts payable		30,000		30,000		30,000
Stock issued to settle accounts payable, shares	3,000
Capital contributions by founders		15,400		15,400		15,400
Warrants issued for financing expenses		183,686		183,686		183,686
Imputed interest		13,420		13,420		13,420
Net loss			(2,582,946)	(2,582,946)	(294,411)	(2,877,357)
Balance at Dec. 31, 2022	$ 12	4,963,445	(5,796,636)	(833,181)	(361,382)	(1,194,561)
Balance, shares at Dec. 31, 2022	1,168,923
Share issuance for cash, net of transaction costs, shares	172,500
Cashless exercise of warrants, shares	12,731
Cash received from exercise of warrants, shares	70,000
Balance at Mar. 31, 2023	$ 14	13,285,669	(6,954,692)	6,331,119	(423,451)	5,907,668
Balance, shares at Mar. 31, 2023	1,424,154
Balance at Dec. 31, 2022	$ 12	4,963,445	(5,796,636)	(833,181)	(361,382)	(1,194,561)
Balance, shares at Dec. 31, 2022	1,168,923
Net loss						(2,618,330)
Balance at Jun. 30, 2023	$ 14	13,285,669	(8,292,210)	(4,993,601)	(484,138)	(4,509,463)
Balance, shares at Jun. 30, 2023	1,424,154
Balance at Dec. 31, 2022	$ 12	4,963,445	(5,796,636)	(833,181)	(361,382)	(1,194,561)
Balance, shares at Dec. 31, 2022	1,168,923
Share issuance for cash, net of transaction costs	$ 1	7,560,353		7,560,354		7,560,354
Share issuance for cash, net of transaction costs, shares	172,500
Stock compensation expenses		1,214,473		1,214,473		1,214,473
Net loss			(7,143,404)	(7,143,404)	(227,061)	(7,370,465)
Cashless exercise of warrants
Cashless exercise of warrants, shares	12,731
Cash received from exercise of warrants	$ 1	699,999		700,000		700,000
Cash received from exercise of warrants, shares	70,000
Shares issuance for services rendered		5,281		5,281		5,281
Shares issuance for services rendered, shares	1,125
Shares issued for vested restricted stock awards		6,666		6,666		6,666
Shares issued for vested restricted stock awards, shares	1,334
Balance at Dec. 31, 2023	$ 14	14,450,217	(12,940,040)	1,510,191	(588,443)	921,747
Balance, shares at Dec. 31, 2023	1,426,613
Balance at Mar. 31, 2023	$ 14	13,285,669	(6,954,692)	6,331,119	(423,451)	5,907,668
Balance, shares at Mar. 31, 2023	1,424,154
Net loss			(1,337,518)	(1,337,518)	(60,687)	(1,398,205)
Balance at Jun. 30, 2023	$ 14	13,285,669	(8,292,210)	(4,993,601)	(484,138)	(4,509,463)
Balance, shares at Jun. 30, 2023	1,424,154
Balance at Dec. 31, 2023	$ 14	14,450,217	(12,940,040)	1,510,191	(588,443)	921,747
Balance, shares at Dec. 31, 2023	1,426,613
Share issuance for cash, net of transaction costs, shares	157,983
Shares issued for vested restricted stock awards, shares	46,243
Balance at Mar. 31, 2024	$ 16	15,508,190	(13,104,684)	2,403,522	(360,637)	2,173,134
Balance, shares at Mar. 31, 2024	1,654,040
Balance at Dec. 31, 2023	$ 14	14,450,217	(12,940,040)	1,510,191	(588,443)	921,747
Balance, shares at Dec. 31, 2023	1,426,613
Net loss						(2,412,452)
Balance at Jun. 30, 2024	$ 21	17,906,849	(15,576,336)	2,330,534	(364,600)	1,965,934
Balance, shares at Jun. 30, 2024	2,100,524
Balance at Mar. 31, 2024	$ 16	15,508,190	(13,104,684)	2,403,522	(360,637)	2,173,134
Balance, shares at Mar. 31, 2024	1,654,040
Share issuance for cash, net of transaction costs	$ 1	1,093,217		1,093,218		962,969
Share issuance for cash, net of transaction costs, shares	100,698
Net loss			(2,471,652)	(2,471,652)	(3,963)	(2,475,615)
Shares issued for vested restricted stock awards	$ 4	1,295,991		1,295,995		1,295,995
Shares issued for vested restricted stock awards, shares	345,786
Balance at Jun. 30, 2024	$ 21	$ 17,906,849	$ (15,576,336)	$ 2,330,534	$ (364,600)	$ 1,965,934
Balance, shares at Jun. 30, 2024	2,100,524